Trademarks, Trade Name, Other Intangible Assets and Goodwill - Narrative (Details) - Trademarks - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Indefinite-lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets	$ 331.5		$ 336.7
Registration and renewal costs	$ 0.1	$ 0.1